Retirement benefit obligations - Analysis of total expense recognized in the Group income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Disclosure of defined benefit plans [abstract]
Administrative costs	$ 3	$ 3	$ 2
Settlement losses, past service costs and administrative costs	0	0	9
Charged to operating costs (note 9)	3	3	11
Charged/(credited) to finance costs	2	(3)	(5)
Total staff costs	$ 5	$ 0	$ 6